Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012 GradeBeam and Submittal Exchange [Member]	Sep. 30, 2012 GradeBeam, LLC [Member]	Sep. 30, 2012 Submittal Exchange [Member]
Business Acquisition [Line Items]
Purchase price of acquisitions

The total purchase price has been allocated as follows:

Identifiable intangible assets	$4,570
Goodwill	5,988
Deferred revenue	(485)
Other current assets (liabilities), net	28

Net assets acquired	$10,101

Identifiable intangible assets	$3,970
Goodwill	6,945
Deferred revenue	(1,120)
Other current assets (liabilities), net	174

Net assets acquired	$9,969

Identifiable intangible assets	$5,550
Goodwill	11,004
Property and equipment	58
Deferred revenue	(1,640)
Other current assets (liabilities), net	383

Net assets acquired	$15,355

Summary of purchase price

A summary of the purchase price for the acquisition is as follows:

Cash consideration	$2,404
Payment of outstanding Submittal Exchange debt	403
Issuance of 482 Submittal Exchange Holdings Class A preferred units at $26.05 per unit	12,548

$15,355

A summary of the purchase price for the acquisition is as follows:

Cash consideration	$989
Notes payable to PlanSwift	1,214
Issuance of 539 shares of redeemable common stock	7,898

$10,101

Cash consideration	$2,404
Payment of outstanding Submittal Exchange debt	403
Issuance of 482 Submittal Exchange Holdings Class A preferred units at $26.05 per unit	12,548

$15,355

Unaudited pro forma consolidated statements of operations information

The following table contains unaudited pro forma consolidated statements of operations information assuming the acquisitions occurred on October 1, 2010 and includes adjustments for amortization of intangible assets and interest expense. This pro forma information is presented for illustrative purposes only and is not indicative of what actual results would have been if the acquisitions had taken place on October 1, 2010, or of future results.

Nine months ended June 30, 2012
Revenue	$15,848
Loss from operations	(13,670)
Net loss available to Textura Corporation common stockholders	(13,639)
Net loss per share, basic and diluted	$(1.60)

	Years Ended September 30,
	2011	2012
Revenue	$15,172	$22,167
Loss from operations	(14,985)	(17,653)
Net loss available to Textura Corporation common stockholders	(32,408)	(20,076)
Net loss per share, basic and diluted	$(4.39)	$(2.35)